SUBSEQUENT EVENTS (Details Textual) - $ / shares		12 Months Ended
	Apr. 08, 2022	Dec. 31, 2021
Authorization And Issuance Of Financial Statements [Member]
Statement [Line Items]
Date of authorisation for issue of financial statements		Apr. 13, 2022
Dividends Proposed Or Declared [Member]
Statement [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 1.6
Dividends Proposed Or Declared Before Financial Statements Authorized For Issue But Not Recognized As Distribution To Owners Percentage Of Correspondence	40.00%